Cost Reduction and Manufacturing Capacity Rationalization - Summary of Restructuring Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 1,111	$ (5)
New charges	10,784	1,800
Payments and other adjustments	(11,507)	(684)
Restructuring reserve, ending balance	388	1,111	$ (5)
Operating Segments | Global Seating
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	0
New charges	1,546	131	2,458
Payments and other adjustments	(1,518)	(131)
Restructuring reserve, ending balance	28	0	0
Operating Segments | Electrical Systems
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0	0
New charges	3,745	8	674
Payments and other adjustments	(3,745)	(8)
Restructuring reserve, ending balance	0	0	0
Operating Segments | Trim Systems & Components
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	128	(5)
New charges	5,329	678	202
Payments and other adjustments	(5,457)	(545)
Restructuring reserve, ending balance	0	128	(5)
Corporate and other unallocated costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	983	0
New charges	164	983
Payments and other adjustments	(787)	0
Restructuring reserve, ending balance	$ 360	$ 983	$ 0